Document And Entity Information	12 Months Ended
Dec. 31, 2020
Document Information [Line Items]
Entity Registrant Name	Panbela Therapeutics, Inc.
Entity Central Index Key	0001029125
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	true
Document Type	POS AM
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	true
Amendment Description	On July 2, 2020, Panbela Therapeutics, Inc. (the "Company") filed a registration statement with the Securities and Exchange Commission (the "SEC") on Form S-1 (Registration No. 333-239661) (as amended, the "Registration Statement"). The Registration Statement was initially declared effective by the SEC on August 27, 2020. The Registration Statement, as amended by this Post-Effective Amendment No. 1 (this "Amendment"), pertains solely to the issuance by the Company of 2,545,454 shares of common stock, $0.001 par value per share, underlying warrants (collectively, the "Investor Warrants") previously issued by the Company to investors in a public offering and 127,273 shares of common stock underlying warrants previously issued to the underwriters (the "Underwriter Warrants" and, together with the Investor Warrants, the "Warrants"). The shares of common stock issuable upon exercise of the Warrants were initially registered on the Registration Statement. For the convenience of the reader, this Amendment sets forth the Registration Statement in its entirety, as amended. The Company is filing this Amendment to update the financial statements and other information, including pursuant to the undertakings in Item 17 of the Registration Statement, and to update and supplement the information contained in the Registration Statement with the information contained in the Company's Annual Report on Form 10-K for the fiscal year ended December 31, 2020, that was filed with the SEC on March 25, 2021. No additional securities are being registered under this Amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement.